Investment in Associate Company - Summary of Financial Information Before Intragroup Eliminations (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 80,364,061		$ 93,780,813
Current liabilities	(11,525,393)		(6,357,171)
Total equity	32,668,712	$ 75,354,752	57,303,743	$ (10,152,284)
Revenue	0	0
Loss for the year, representing total comprehensive loss for the year	(24,194,095)	(14,689,329)
Attributable to:
Non-controlling interests	0	(268,964)
Total comprehensive loss for the period	(25,971,668)	(12,418,507)
Jaguahr Therapeutics Pte. Ltd
Disclosure of subsidiaries [line items]
Current assets	720,107		1,384,013
Current liabilities	(342,258)		(113,674)
Total equity	377,849		$ 1,270,339
Revenue	0	0
Loss for the year, representing total comprehensive loss for the year	(892,490)	(1,897,844)
Attributable to:
Stockholders of the Company	(580,118)	(1,628,880)
Non-controlling interests	312,372	268,964
Total comprehensive loss for the period	$ (892,490)	$ (1,897,844)